UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Deccan Value Advisors, L.P.
           --------------------------------------------------
Address:   15 Valley Drive, 2nd Floor
           --------------------------------------------------
           Greenwich, CT 06831
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Malik
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     203-983-7203
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ John Malik               New York, New York     May 11, 2007
       ------------------------   ------------------------ -----------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:              4
                                               -------------

Form 13F Information Table Value Total:          $174,984
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE



                                                  FORM 13F INFORMATION TABLE
                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                  CUSIP       CLASS   x($1000)   PRN AMT PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
----------------------------- ----------- --------- --------  -------- --- ---- -------- --------- --------------------------
FEDEX CORP                    31428X106     COM       36290    337800  SH        SOLE      NO      337800
JK ACQUISITION CORP           47759H106     COM        4050    698300  SH        SOLE      NO      698300
MASTERCARD INC                57636Q104     CL A      57146    537900  SH        SOLE      NO      537900
WILLIS GROUP HOLDINGS LTD     G96655108     SHS       77498   1958000  SH        SOLE      NO     1958000
